Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories [Abstract]
Schedule of inventories
	December 31,	December 31,
(In thousands)	2015	2016
ZQB (note a)	92	31
XZB (note b)	76	152
Online shopping mall inventories (note c)	153	47
Others	159	144
Total	480	374

Note a:	ZQB, a proprietary hardware connected to users’ network routers, can allocate users’ idle uplink capacity to the Company for further allocation to internet content providers.

Note b:	XZB is a personal cloud hardware, which can remotely control downloading through mobile phones or computers, to expand storage of terminals unlimitedly and share data in cloud storage.

Note c:	online shopping mall inventories include Xiaomi TV box, gaming discs etc.